NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Schedule of Brookfield Renewables Non-controlling Interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2025	December 31, 2024
Participating non-controlling interests – in operating subsidiaries	$23,627	$26,168
General partnership interest in a holding subsidiary held by Brookfield	47	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,280	2,457
BEPC exchangeable shares and class A.2 exchangeable shares	2,106	2,269
Preferred equity	568	537
Perpetual subordinated notes	737	737
	$29,365	$32,218

Schedule of Net Change in Participating Non-Controlling Interests
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions	Acquisitions	Other	As at As at June 30, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(9)	$—	$—	$—	$—	$—	$(1)	$33
Brookfield Infrastructure Fund II	43% - 60%	2,011	13	(170)	—	—	—	(18)	—	—	1,836
Brookfield Infrastructure Fund III	23% - 71%	3,456	(12)	74	7	(155)	—	(232)	—	(11)	3,127
Brookfield Infrastructure Fund IV	75%	2,106	(22)	116	202	(208)	(162)	(52)	—	5	1,985
Brookfield Infrastructure Fund V	72%	1,955	(29)	9	(1)	1	—	(60)	—	1	1,876
Brookfield Global Transition Fund I	77% - 80%	5,312	(14)	72	326	(99)	—	(51)	—	(44)	5,502
Brookfield Global Transition Fund II	66% - 80%	329	71	15	596	—	—	(17)	—	19	1,013
Neoen institutional partners	24% - 38%	601	127	27	617	—	—	—	(194)	—	1,178
Canadian Hydroelectric Portfolio	50%	1,219	15	96	1	—	—	(29)	—	—	1,302
The Catalyst Group	25%	125	12	8	—	—	—	(3)	—	—	142
Isagen institutional partners	53%	3,447	30	299	—	—	—	(275)	—	—	3,501
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	—	—	—	24
Other	2% - 71%	5,541	60	(111)	81	(1)	(432)	(23)	(2,972)	(35)	2,108
Total		$26,168	$250	$428	$1,829	$(462)	$(594)	$(760)	$(3,166)	$(66)	$23,627

Schedule of Composition of the Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$4	$2
Incentive distribution	35	32	72	65
	37	33	76	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	73	69	147	139
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	16	34	32
External shareholders	50	48	101	97
Total BEPC exchangeable shares and class A.2 exchangeable shares	67	64	135	129
	$177	$166	$358	$335
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Brookfield Holders	$28	$27	$56	$53
External LP unitholders	78	74	158	151
	$106	$101	$214	$204

Schedule of Preferred Equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2025	2024	June 30, 2025	December 31, 2024
Series 1 (C$209)	8.37	5.20	April 2025	$4	$2	$153	$119
Series 2 (C$40)(1)	1.59	5.27	April 2025	1	2	30	54
Series 3 (C$249)	9.96	6.52	July 2024	4	4	182	172
Series 5 (C$103)	4.11	5.00	April 2018	2	2	75	71
Series 6 (C$175)	7.00	5.00	July 2018	3	3	128	121
	31.03			$14	$13	$568	$537
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

Schedule of Perpetual Subordinated Notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2025	2024	June 30, 2025	December 31, 2024
April, 2021	14.00	4.63	April, 2026	$8	$8	$340	$340
December, 2021	10.40	4.88	December, 2026	6	6	252	252
March, 2024	6.00	7.25	March, 2029	6	3	145	145
	30.40			$20	$17	$737	$737